Stock-Based Compensation - Fair value of stock-based compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 0.17	$ 0.18
Expected volatility , minimum	57.09%	49.13%
Expected volatility , maximum	57.81%	53.50%
Risk-free interest rate , mininum	0.50%	0.37%
Risk-free interest rate , maximum	0.57%	1.46%
Dividend yield	0.00%	0.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 3.80
2010 Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 1.14
Expected term (in years)	3 years
Expected volatility	67.00%
Risk-free interest rate	0.93%
Dividend yield	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 18 days	6 years 14 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months 18 days	5 years